Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

Note 22 — Supplemental Cash Flow Information

	2015	2014	2013
Cash:
Interest paid, net of capitalized interest (1)	$214.1	$133.8	$121.7

Income taxes paid, net of refunds	12.6	73.4	34.1

Non-cash investing activities:
Deadstock commodities inventory transferred to property, plant and equipment	1.2	14.8	30.4
Impact of capital expenditure accruals on property, plant and equipment	43.8	19.0	(0.4)

Transfers from materials and supplies to property, plant and equipment	3.7	4.6	20.5
Change in ARO liability and property, plant and equipment due to revised future ARO cash flow estimate	3.8	2.1	1.6

Property, plant and equipment in consideration of contract amendment (2)	22.6	—	—

Non-cash financing activities:
Debt additions and retirements related to exchange of TRP 6 5⁄8% Notes for APL 6 5⁄8% Notes	342.1	—	—
Reduction of Owner’s Equity related to accrued dividends on unvested equity awards under share compensation arrangements	1.6	0.6	1.6
Accrued distributions of preferred unit	0.9	—	—

Non-cash balance sheet movements related to business acquisition: (see Note 4)
Non-cash merger consideration - common units and replacement equity awards	$2,436.1	$—	$—
Non-cash merger consideration - common shares and replacement equity awards	1,013.7	—	—

Net non-cash balance sheet movements excluded from consolidated statements of cash flows	3,449.8	—	—
Net cash merger consideration included in investing activities	1,574.4	—	—

Total fair value of consideration transferred	$5,024.2	$—	$—

(1)	Interest capitalized on major projects was $13.2 million, $16.1 million and $28.0 million for 2015, 2014 and 2013.
(2)	The Partnership measured the estimated fair value of the assets transferred to it using significant other observable inputs representative of a Level 2 fair value measurement.